TETON Westwood Balanced Fund
Schedule of Investments—June 30, 2024 (Unaudited)
1
ap
Shares
Market
Value
COMMON STOCKS  — 67.7%
Aerospace  — 1.2%
1,553 General Dynamics Corp. ................................... $ 450,588
Air Freight and Logistics  — 1.6%
1,935 FedEx Corp. ....................................................... 580,190
Automotive: Parts and Accessories  — 1.2%
441 O'Reilly Automotive Inc.† ................................. 465,723
Banking  — 1.4%
13,091 Bank of America Corp. ...................................... 520,629
Business Services  — 1.3%
1,881 Visa Inc., Cl. A .................................................... 493,706
Commercial Services and Supplies  — 0.6%
1,111 Waste Management Inc. .................................... 237,021
Computer Hardware  — 5.0%
7,789 Apple Inc. ........................................................... 1,640,519
6,267 HP Inc. ................................................................ 219,471
1,859,990
Computer Software and Services  — 10.3%
1,508 Accenture plc, Cl. A ........................................... 457,542
2,558 Alphabet Inc., Cl. A ........................................... 465,940
1,070 CACI International Inc., Cl. A† ......................... 460,239
878 Cadence Design Systems Inc.† ......................... 270,205
3,765 Microsoft Corp. .................................................. 1,682,767
2,003 Salesforce Inc. ..................................................... 514,971
3,851,664
Consumer Products  — 0.7%
2,387 Church & Dwight Co. Inc. ................................ 247,484
Consumer Services  — 1.8%
3,549 Amazon.com Inc.† ............................................. 685,844
Diversified Industrial  — 1.3%
2,300 Honeywell International Inc. ............................ 491,142
Electronics  — 1.8%
4,613 Microchip Technology Inc. ................................ 422,090
287 Monolithic Power Systems Inc. ........................ 235,822
657,912
Energy and Energy Services  — 1.3%
1,874 EOG Resources Inc. ........................................... 235,880
1,613 Valero Energy Corp. .......................................... 252,854
488,734
Energy: Integrated  — 2.2%
2,530 DTE Energy Co. ................................................. 280,855
3,652 NextEra Energy Inc. .......................................... 258,598
3,621 WEC Energy Group Inc. ................................... 284,104
823,557
Energy: Oil  — 2.7%
2,535 Chevron Corp. ................................................... 396,525
2,031 ConocoPhillips ................................................... 232,306
3,292 Exxon Mobil Corp. ............................................ 378,975
1,007,806
Equipment and Supplies  — 4.9%
3,310 Amphenol Corp., Cl. A ..................................... 222,995
Shares
Market
Value
3,269 Boise Cascade Co. .............................................. $ 389,730
1,992 Danaher Corp. ................................................... 497,701
1,331 Hubbell Inc. ........................................................ 486,454
969 Littelfuse Inc. ...................................................... 247,667
1,844,547
Financial Services  — 9.0%
5,677 American International Group Inc. .................. 421,460
1,460 Arthur J. Gallagher & Co. ................................. 378,593
942 Berkshire Hathaway Inc., Cl. B† ....................... 383,206
2,869 JPMorgan Chase & Co., CDI ............................. 580,284
5,770 The Charles Schwab Corp. ................................ 425,191
1,113 The Goldman Sachs Group Inc. ........................ 503,432
1,205 The Progressive Corp. ....................................... 250,290
7,117 Wells Fargo & Co. .............................................. 422,679
3,365,135
Food and Beverage  — 1.7%
1,737 PepsiCo Inc. ........................................................ 286,483
1,890 The Hershey Co. ................................................ 347,439
633,922
Health Care  — 6.5%
6,304 Abbott Laboratories ........................................... 655,049
2,042 Becton Dickinson & Co. .................................... 477,236
4,708 Johnson & Johnson ............................................ 688,121
1,201 UnitedHealth Group Inc. .................................. 611,621
2,432,027
Real Estate  — 2.2%
3,220 Federal Realty Investment Trust, REIT ............ 325,123
4,329 Prologis Inc., REIT ............................................. 486,190
811,313
Retail  — 5.8%
2,848 Darden Restaurants Inc. .................................... 430,959
2,355 Dollar General Corp. ......................................... 311,402
439 Domino's Pizza Inc. ........................................... 226,669
1,668 McDonald's Corp. .............................................. 425,073
669 The Home Depot Inc. ........................................ 230,297
7,905 Walmart Inc. ....................................................... 535,247
2,159,647
Semiconductors  — 2.1%
6,210 NVIDIA Corp. .................................................... 767,183
Transportation  — 1.1%
1,878 Union Pacific Corp. ............................................ 424,916
TOTAL COMMON STOCKS ......................... 25,300,680
Principal
Amount
CORPORATE BONDS  — 27.4%
Aerospace  — 0.7%
$ 255,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust,
4.450%, 10/01/25 .............................................. 251,530
Banking  — 1.2%
450,000 Fifth Third Bancorp,
2.375%, 01/28/25 .............................................. 441,316

TETON Westwood Balanced Fund
Schedule of Investments (Continued)—June 30, 2024 (Unaudited)
2
Principal
Amount
Market
Value
CORPORATE BONDS (Continued)
Computer Hardware  — 0.8%
$ 295,000 Dell International LLC/EMC Corp.,
5.750%, 02/01/33 .............................................. $ 303,986
Computer Software and Services  — 1.7%
250,000 Cloud Software Group Inc.,
6.500%, 03/31/29 .............................................. 239,931
Oracle Corp.
240,000 6.250%, 11/09/32 .............................................. 254,627
135,000 6.900%, 11/09/52 .............................................. 152,007
646,565
Consumer Products  — 0.5%
200,000 G-III Apparel Group Ltd.,
7.875%, 08/15/25 .............................................. 200,823
Diversified Industrial  — 1.8%
510,000 Cabot Corp.,
4.000%, 07/01/29 .............................................. 481,424
191,000 Jabil Inc.,
1.700%, 04/15/26 .............................................. 178,538
659,962
Energy and Energy Services  — 2.8%
Energy Transfer LP
330,000 7.125%(a)(b) .................................................... 327,640
250,000 6.000%, 02/01/29 .............................................. 251,911
235,000 6.250%, 04/15/49 .............................................. 235,027
260,000 Plains All American Pipeline LP/PAA Finance
Corp.,
3.800%, 09/15/30 .............................................. 237,781
1,052,359
Energy: Oil  — 1.5%
10,000 Civitas Resources Inc.,
8.375%, 07/01/28 .............................................. 10,490
95,000 Diamondback Energy Inc.,
6.250%, 03/15/33 .............................................. 99,739
275,000 MPLX LP,
2.650%, 08/15/30 .............................................. 237,451
259,000 Piedmont Natural Gas Co. Inc.,
5.050%, 05/15/52 .............................................. 227,749
575,429
Financial Services  — 6.8%
210,000 Ally Financial Inc., (U.S. Secured Overnight
Financing Rate + 3.26%),
6.992%, 06/13/29(a) ......................................... 218,088
500,000 Bank of America Corp., (U.S. Secured
Overnight Financing Rate + 1.21%),
2.572%, 10/20/32(a) ......................................... 415,329
500,000 Bank of Montreal, MTN,
2.650%, 03/08/27 .............................................. 468,957
405,000 Blue Owl Capital Corp.,
3.400%, 07/15/26 .............................................. 381,724
500,000 Citigroup Inc., (U.S. Secured Overnight
Financing Rate + 1.28%),
3.070%, 02/24/28(a) ......................................... 472,018
370,000 HSBC Holdings plc, (U.S. Secured Overnight
Financing Rate + 3.03%),
7.336%, 11/03/26(a) ......................................... 378,047
Principal
Amount
Market
Value
$ 190,000 State Street Corp., Ser. I, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity
+ 2.61%),
6.700%, (a)(b) .................................................. $ 191,645
2,525,808
Food and Beverage  — 1.4%
250,000 Pilgrim's Pride Corp.,
6.250%, 07/01/33 .............................................. 255,050
380,000 The J.M. Smucker Co.,
3.550%, 03/15/50 .............................................. 264,040
519,090
Health Care  — 0.6%
250,000 CHS/Community Health Systems Inc.,
5.250%, 05/15/30 .............................................. 206,131
Real Estate  — 1.9%
150,000 Brixmor Operating Partnership LP,
2.250%, 04/01/28 .............................................. 133,966
200,000 Iron Mountain Inc.,
5.000%, 07/15/28 .............................................. 191,767
250,000 MPT Operating Partnership LP/MPT Finance
Corp.,
4.625%, 08/01/29 .............................................. 181,708
265,000 Realty Income Corp.,
2.850%, 12/15/32 .............................................. 218,957
726,398
Retail  — 2.4%
200,000 AutoZone Inc.,
1.650%, 01/15/31 .............................................. 160,787
800,000 CVS Health Corp.,
3.250%, 08/15/29 .............................................. 726,859
887,646
Semiconductors  — 0.6%
235,000 Broadcom Inc.,
4.150%, 11/15/30 .............................................. 222,312
Telecommunications  — 0.4%
270,000 Charter Communications Operating LLC/
Charter Communications Operating
Capital Corp.,
3.700%, 04/01/51 .............................................. 165,152
Transportation  — 2.3%
875,000 AP Moller - Maersk A/S,
4.500%, 06/20/29 .............................................. 854,967
TOTAL CORPORATE BONDS ....................... 10,239,474
CONVERTIBLE CORPORATE BONDS  — 0.7%
Health Care  — 0.7%
325,000 Exact Sciences Corp.,
0.375%, 03/15/27 .............................................. 283,261
U.S. GOVERNMENT OBLIGATIONS  — 3.5%
U.S. Treasury Bonds — 3.5%
365,000 2.500%, 02/15/45 .............................................. 261,788
565,000 2.500%, 05/15/46 .............................................. 399,429
285,000 2.250%, 08/15/46 .............................................. 191,106
235,000 1.875%, 02/15/51 .............................................. 138,264

TETON Westwood Balanced Fund
Schedule of Investments (Continued)—June 30, 2024 (Unaudited)
3
__________
Principal
Amount
Market
Value
U.S. GOVERNMENT OBLIGATIONS (Continued)
$ 410,000 3.000%, 08/15/52 .............................................. $ 310,551
1,301,138
Shares
SHORT TERM INVESTMENT  — 0.7%
Other Investment Companies  — 0.7%
252,770 Dreyfus Treasury Securities Cash
Management, 5.180%* .................................... 252,770
TOTAL INVESTMENTS — 100.0%
(Cost $33,960,368) ........................................... $ 37,377,323
† Non-income producing security.
(a) Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of June 30, 2024.
(b) Security is perpetual and has no stated maturity date.
* 1 day yield as of June 30, 2024.
CDI CHESS (Australia) Depository Interest
MTN Medium Term Note
REIT Real Estate Investment Trust